SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Millions	Jan. 06, 2022	Jul. 14, 2022	Jul. 12, 2022	Jun. 30, 2022	May 31, 2022	Feb. 15, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, Shares authorized				39,995,000					39,995,000	39,998,500
Common stock, Shares issued				89,940,121	9,442,400				58,785,924	33,075,711
GHS Investments LLC [Member]
Common stock, Shares issued						3,000,000	2,012,390	1,620,000
Preferred Stock Series A [Member]
Preferred stock shares issued	114,117
Common stock issued	2,852,925
Series A Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, Shares authorized		80,000,000
Series A Preferred Stock [Member] | ChiefExecutiveOfficer [Member] | Subsequent Event [Member]
Bonus			$ 10